Overview and Summary of Significant Accounting Policies - Segment Information (FY) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 segment	Dec. 31, 2024 Segment
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of operating segments	1	1
Number of reportable segments	1	1